SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Disclosure of issued capital [text block] [Abstract]
Disclosure of issued capital [text block]

NOTE 39: SHARE CAPITAL

(1) Authorised share capital

As permitted by the Companies Act 2006, the Company removed references to authorised share capital from its articles of association at the annual general meeting on 5 June 2009. This change took effect from 1 October 2009.

(2) Issued and fully paid share capital

	2017 Number of shares	2016 Number of shares	2015 Number of shares	2017 £m	2016 £m	2015 £m
Ordinary shares of 10p (formerly 25p) each
At 1 January	71,373,735,357	71,373,735,357	71,373,735,357	7,138	7,138	7,138
Issued under employee share schemes	518,293,181	–	–	51	–	–
Redesignation of limited voting ordinary shares (see below)	80,921,051	–	–	8	–	–
At 31 December	71,972,949,589	71,373,735,357	71,373,735,357	7,197	7,138	7,138
Limited voting ordinary shares of 10p (formerly 25p) each
At 1 January	80,921,051	80,921,051	80,921,051	8	8	8
Redesignation to ordinary shares (see below)	(80,921,051)	–	–	(8)	–	–
At 31 December	–	80,921,051	80,921,051	–	8	8
Total issued share capital				7,197	7,146	7,146

SHARE ISSUANCES

No shares were issued in 2015 or 2016; in 2017, 518 million shares were issued in respect of employee share schemes.

(3) Share capital and control

There are no restrictions on the transfer of shares in the Company other than as set out in the articles of association and:

–	certain restrictions which may from time to time be imposed by law and regulations (for example, insider trading laws);

–	where directors and certain employees of the Company require the approval of the Company to deal in the Company’s shares; and

–	pursuant to the rules of some of the Company’s employee share plans where certain restrictions may apply while the shares are subject to the plans.

Where, under an employee share plan operated by the Company, participants are the beneficial owners of shares but not the registered owners, the voting rights are normally exercised by the registered owner at the direction of the participant. Outstanding awards and options would normally vest and become exercisable on a change of control, subject to the satisfaction of any performance conditions at that time.

In addition, the Company is not aware of any agreements between shareholders that may result in restrictions on the transfer of securities and/or voting rights.

Information regarding significant direct or indirect holdings of shares in the Company can be found under Major shareholders and related party transactions.

The directors have authority to allot and issue ordinary and preference shares and to make market purchases of ordinary and preference shares as granted at the annual general meeting on 11 May 2017. The authority to issue shares and the authority to make market purchases of shares will expire at the next annual general meeting. Shareholders will be asked, at the annual general meeting, to give similar authorities.

Subject to any rights or restrictions attached to any shares, on a show of hands at a general meeting of the Company every holder of shares present in person or by proxy and entitled to vote has one vote and on a poll every member present and entitled to vote has one vote for every share held.

Further details regarding voting at the annual general meeting can be found in the notes to the notice of the annual general meeting.

ORDINARY SHARES

The holders of ordinary shares, who held 100 per cent of the total ordinary share capital at 31 December 2017, are entitled to receive the Company’s report and accounts, attend, speak and vote at general meetings and appoint proxies to exercise voting rights. Holders of ordinary shares may also receive a dividend (subject to the provisions of the Company’s articles of association) and on a winding up may share in the assets of the Company.

LIMITED VOTING ORDINARY SHARES

At the annual general meeting on 11 May 2017, the Company’s shareholders approved the redesignation of the 80,921,051 limited voting ordinary shares held by the Lloyds Bank Foundations as ordinary shares of 10 pence each. The redesignation took effect on 1 July 2017 and the redesignated shares now rank equally with the existing issued ordinary shares of the Company.

The Company has entered into deeds of covenant with the Foundations under the terms of which the Company makes annual donations. The deeds of covenant in effect as at 31 December 2017 provide that such annual donations will cease in certain circumstances, including the Company providing nine years’ notice. Such notice has been given to the Lloyds TSB Foundation for Scotland.

PREFERENCE SHARES

The Company has in issue various classes of preference shares which are all classified as liabilities under IFRS which are included in note 38.